Average Annual Total Returns - A C I Shares - JPMorgan SmartRetirement 2060 Fund	Class A Life of Fund since	Class A 1 Year	Class A Inception Date	Class A Return After Taxes on Distributions Life of Fund since	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Life of Fund since	Class C 1 Year	Class I Life of Fund since	Class I 1 Year	S&P TARGET DATE 2060+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P TARGET DATE 2060+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	JPM SMARTRETIREMENT 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year
Total	10.24%	9.80%	Aug. 31, 2016	9.33%	8.88%	7.83%	6.36%	10.76%	13.34%	11.59%	15.18%	11.85%	13.99%	11.33%	13.11%